Schedule 1 - Condensed Financial Information of Tata Motors Limited ("Parent Company") on a Standalone Basis - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of reclassifications or changes in presentation [line items]
Cash dividends paid to the parent company by its subsidiaries and equity accounted investees	₨ 17,816.4	$ 273.4	₨ 6,091.9	₨ 154.2
Tata Motors Limited [Member]
Disclosure of reclassifications or changes in presentation [line items]
Restricted net assets not available for distribution	429,855.1		407,920.8
Cash dividends paid to the parent company by its subsidiaries and equity accounted investees	₨ 9,992.5		₨ 6,733.3	₨ 10,208.7
Tata Motors Limited [Member] | Bottom of range [member]
Disclosure of reclassifications or changes in presentation [line items]
Threshold percentage of restricted net assets to consolidated net assets	25.00%